Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
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Cash and Cash Equivalents

NOTE 9. CASH AND CASH EQUIVALENTS

a. As of December 31, 2018 and 2017, cash and cash equivalents were as follows:

	2018	2017
Cash on hand and in banks(i)	Ps. 41,974,735	Ps. 55,871,127
Highly liquid investments (ii)	39,937,674	41,980,627

	Ps. 81,912,409	Ps. 97,851,754

(i)	Cash on hand and in banks is primarily composed of cash in banks.
(ii)	Mainly composed of short-term Mexican Government investments.